Public Offering (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 16, 2021	Sep. 07, 2021	Sep. 30, 2022	Dec. 31, 2022	Dec. 15, 2022	Nov. 17, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction			2,862,500
Sale of stock	$ 111,444,250
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.045	$ 0.045	$ 0.0001
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction		10,000,000
Sale of stock, price per share	10.10	$ 10.00			$ 10.10
Sale of stock		$ 100,000,000
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction					10,000,000
Common stock, par value	$ 0.0001				$ 0.0001
Sale of stock, price per share								$ 10.00
Sale of stock	$ 100,000,000
Public Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share	$ 11.50			$ 11.50	11.50
Sale of stock, description of transaction				Each Unit consists of one ordinary share and one redeemable warrant (“Public Warrant”) Each Public Warrant will entitle the holder to purchase one ordinary share at an exercise price of $11.50 per whole share
Public Warrant [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share	11.50				$ 11.50
I P O And Over Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction				11,500,000	11,500,000
Sale of stock, price per share	$ 10.00			$ 10.00	$ 10.00